Cash and cash equivalents - Summary of Lease Rentals (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Lease rentals paid	¥ (24,482)	¥ (20,204)	¥ (94,441)